Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

The items accounting for the difference between income taxes computed at the federal statutory rate and the provision for income taxes were as follows:

	December 31,	December 31,
	2014	2013
U.S. income taxes at statutory federal rate	35.0%	34%
State and local income taxes, net of federal tax benefit	6.0	6
Earnings of foreign subsidiaries	2.2	-
Goodwill impairment	(21.8)	-
Non-deductible items	(1.0)	(1)
Valuation allowance	(20.4)	(39)
Effective income tax rate	0.0%	0.0%

Schedule of deferred tax assets

The tax effects of the temporary differences and carry forwards that give rise to deferred tax assets consist of the following:

	December 31,	December 31,
	2014	2013
Deferred tax assets	$5,994,532	$4,186,483
Valuation allowance	(5,994,532)	(4,186,483)
Total deferred tax assets, net	$-	$-